SCHEDULE OF INVENTORIES (Details) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Inventories
Finished goods	$ 904,858	$ 542,934
Parts	691,678	513,008
Inventories	$ 1,596,536	$ 1,055,942